INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The following table presents details of intangible assets acquired (in thousands, except number of years):

	Amortization	October 31,	October 31,
	Period (Years)	2011	2012
Intangible assets:
Technology	5	$6,407	$6,407
Accumulated amortization		(6,297)	(6,407)

Net carrying value		$110	$-